UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA WORLD GROWTH FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2006

 [LOGO OF USAA]
     USAA(R)

                              USAA WORLD
                                    GROWTH Fund

                                             [GRAPHIC OF USAA WORLD GROWTH FUND]

                       1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    AUGUST 31, 2006

                                                                      (Form N-Q)
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USAA WORLD GROWTH FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (96.6%)

              COMMON STOCKS (96.1%)

              CONSUMER DISCRETIONARY (14.0%)
              ------------------------------
              ADVERTISING (1.3%)
   450,100    WPP Group plc                                                                     $ 5,485
                                                                                                -------
              APPAREL & ACCESSORIES & LUXURY GOODS (1.6%)
    68,500    LVMH Moet Hennessy Louis Vuitton S.A.                                               7,051
                                                                                                -------
              APPAREL RETAIL (1.2%)
   226,500    Esprit Holdings Ltd.                                                                1,884
   100,600    Next plc                                                                            3,193
                                                                                                -------
                                                                                                  5,077
                                                                                                -------
              AUTOMOBILE MANUFACTURERS (2.2%)
    79,810    Bayerische Motoren Werke AG                                                         4,135
    99,600    Toyota Motor Corp.                                                                  5,404
                                                                                                -------
                                                                                                  9,539
                                                                                                -------
              CASINOS & GAMING (1.9%)
   444,285    Ladbrokes plc                                                                       3,234
   427,340    William Hill plc                                                                    5,171
                                                                                                -------
                                                                                                  8,405
                                                                                                -------
              FOOTWEAR (1.5%)
    79,800    Nike, Inc. "B"                                                                      6,445
                                                                                                -------
              LEISURE PRODUCTS (0.3%)
     6,600    Nintendo Co. Ltd.                                                                   1,354
                                                                                                -------
              MOTORCYCLE MANUFACTURERS (1.2%)
    91,240    Harley-Davidson, Inc.                                                               5,338
                                                                                                -------
              MOVIES & ENTERTAINMENT (2.0%)
   109,305    Viacom, Inc. "B"*                                                                   3,968
   167,690    Walt Disney Co.                                                                     4,972
                                                                                                -------
                                                                                                  8,940
                                                                                                -------
              TIRES & RUBBER (0.8%)
   163,300    Bridgestone Corp.                                                                   3,478
                                                                                                -------
              Total Consumer Discretionary                                                       61,112
                                                                                                -------
              CONSUMER STAPLES (17.9%)
              ------------------------
              DISTILLERS & VINTNERS (2.7%)
   434,255    Diageo plc                                                                          7,731
    19,300    Pernod Ricard S.A.(a)                                                               4,211
                                                                                                -------
                                                                                                 11,942
                                                                                                -------
              FOOD RETAIL (1.5%)
   917,929    Tesco plc                                                                           6,594
                                                                                                -------
              HOUSEHOLD PRODUCTS (4.5%)
    67,377    Procter & Gamble Co.                                                                4,171
   376,970    Reckitt Benckiser plc                                                              15,647
                                                                                                -------
                                                                                                 19,818
                                                                                                -------

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USAA WORLD GROWTH FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              HYPERMARKETS & SUPER CENTERS (1.2%)
   112,730    Wal-Mart Stores, Inc.                                                             $ 5,041
                                                                                                -------
              PACKAGED FOODS & MEAT (3.8%)
    38,600    General Mills, Inc.                                                                 2,093
    42,726    Nestle S.A.                                                                        14,692
                                                                                                -------
                                                                                                 16,785
                                                                                                -------
              PERSONAL PRODUCTS (3.4%)
    98,000    Alberto-Culver Co. "B"                                                              4,825
    77,270    Estee Lauder Companies, Inc. "A"                                                    2,848
   147,000    Kao Corp.                                                                           3,919
    31,500    L'Oreal S.A.                                                                        3,297
                                                                                                -------
                                                                                                 14,889
                                                                                                -------
              SOFT DRINKS (0.8%)
    50,930    PepsiCo, Inc.                                                                       3,325
                                                                                                -------
              Total Consumer Staples                                                             78,394
                                                                                                -------
              ENERGY (5.0%)
              -------------
              INTEGRATED OIL & GAS (4.1%)
    83,370    Chevron Corp.                                                                       5,369
    78,500    Exxon Mobil Corp.                                                                   5,312
   108,380    Total S.A.                                                                          7,318
                                                                                                -------
                                                                                                 17,999
                                                                                                -------
              OIL & GAS EXPLORATION & PRODUCTION (0.9%)
   320,231    BP plc                                                                              3,640
                                                                                                -------
              Total Energy                                                                       21,639
                                                                                                -------
              FINANCIALS (20.1%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.6%)
   208,600    Bank of New York Co., Inc.                                                          7,040
                                                                                                -------
              CONSUMER FINANCE (2.2%)
   179,930    American Express Co.                                                                9,453
                                                                                                -------
              DIVERSIFIED BANKS (3.4%)
   197,480    Banco Bilbao Vizcaya Argentaria S.A.                                                4,514
   648,400    Bangkok Bank Public Co. Ltd.                                                        1,898
    42,643    Julius Baer Holding Ltd. "B"                                                        4,098
 3,232,500    PT Bank Central Asia Tbk                                                            1,617
   459,000    Shinsei Bank Ltd.                                                                   2,827
                                                                                                -------
                                                                                                 14,954
                                                                                                -------
              DIVERSIFIED CAPITAL MARKETS (1.9%)
   145,008    UBS AG                                                                              8,206
                                                                                                -------
              INVESTMENT BANKING & BROKERAGE (1.5%)
    45,190    Goldman Sachs Group, Inc.                                                           6,717
                                                                                                -------
              LIFE & HEALTH INSURANCE (1.1%)
    53,300    AFLAC, Inc.                                                                         2,402
    37,000    Lincoln National Corp.                                                              2,246
                                                                                                -------
                                                                                                  4,648
                                                                                                -------

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USAA WORLD GROWTH FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (4.0%)
   129,030    Assicurazioni Generali S.p.A.                                                     $ 4,862
   224,100    AXA S.A.(a)                                                                         8,326
   129,680    Genworth Financial, Inc. "A"                                                        4,465
                                                                                                -------
                                                                                                 17,653
                                                                                                -------
              PROPERTY & CASUALTY INSURANCE (0.5%)
   122,268    QBE Insurance Group Ltd.                                                            2,227
                                                                                                -------
              REGIONAL BANKS (2.7%)
   194,500    Banca Intesa S.p.A.                                                                 1,303
   127,540    Credit Agricole S.A.                                                                5,181
    35,530    Erste Bank der oesterreichischen Sparkassen AG                                      2,149
    28,800    Svenska Handelsbanken AB "A"                                                          751
   270,450    UniCredito Italiano S.p.A.                                                          2,155
                                                                                                -------
                                                                                                 11,539
                                                                                                -------
              REINSURANCE (1.2%)
    67,908    Swiss Re                                                                            5,181
                                                                                                -------
              Total Financials                                                                   87,618
                                                                                                -------
              HEALTH CARE (15.9%)
              -------------------
              BIOTECHNOLOGY (1.2%)
    75,700    Amgen, Inc.*                                                                        5,142
                                                                                                -------
              HEALTH CARE EQUIPMENT (1.2%)
   114,340    Medtronic, Inc.                                                                     5,362
                                                                                                -------
              HEALTH CARE SUPPLIES (0.7%)
    92,440    DENTSPLY International, Inc.                                                        3,012
                                                                                                -------
              LIFE SCIENCES TOOLS & SERVICES (2.1%)
    70,810    Fisher Scientific International, Inc.*                                              5,539
    92,110    Waters Corp.*                                                                       3,929
                                                                                                -------
                                                                                                  9,468
                                                                                                -------
              PHARMACEUTICALS (10.7%)
    10,600    Actelion Ltd.*                                                                      1,419
    96,740    Eli Lilly and Co.                                                                   5,411
   255,190    GlaxoSmithKline plc                                                                 7,230
   221,950    Johnson & Johnson                                                                  14,351
    56,940    Roche Holdings AG                                                                  10,497
    85,720    Sanofi-Aventis S.A.                                                                 7,693
                                                                                                -------
                                                                                                 46,601
                                                                                                -------
              Total Health Care                                                                  69,585
                                                                                                -------
              INDUSTRIALS (5.4%)
              -----------------
              BUILDING PRODUCTS (0.5%)
   164,000    Asahi Glass Co. Ltd.                                                                2,151
                                                                                                -------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.9%)
    70,440    Legrand S.A.                                                                        2,057
    82,700    Omron Corp.                                                                         1,923
    82,042    Schneider Electric S.A.                                                             8,750
                                                                                                -------
                                                                                                 12,730
                                                                                                -------

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USAA WORLD GROWTH FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (1.5%)
    93,230    3M Co.                                                                            $ 6,685
                                                                                                -------
              RAILROADS (0.5%)
    50,976    Canadian National Railway Co.                                                       2,180
                                                                                                -------
              Total Industrials                                                                  23,746
                                                                                                -------
              INFORMATION TECHNOLOGY (9.6%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.5%)
   669,300    LM Ericsson Telephone Co. "B" ADR                                                   2,226
                                                                                                -------
              COMPUTER HARDWARE (0.7%)
   137,500    Dell, Inc.*                                                                         3,100
                                                                                                -------
              DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    37,410    DST Systems, Inc.*                                                                  2,208
                                                                                                -------
              ELECTRONIC EQUIPMENT MANUFACTURERS (1.8%)
   105,300    Canon, Inc.                                                                         5,239
    31,200    Fanuc Ltd.                                                                          2,474
                                                                                                -------
                                                                                                  7,713
                                                                                                -------
              IT CONSULTING & OTHER SERVICES (0.8%)
   123,600    Accenture Ltd. "A"                                                                  3,666
                                                                                                -------
              OFFICE ELECTRONICS (0.8%)
   173,000    Ricoh Co. Ltd.                                                                      3,397
                                                                                                -------
              SEMICONDUCTORS (3.4%)
   326,870    Intel Corp.                                                                         6,387
    12,350    Samsung Electronics Co. Ltd.                                                        8,351
                                                                                                -------
                                                                                                 14,738
                                                                                                -------
              SYSTEMS SOFTWARE (1.1%)
   303,910    Oracle Corp.*                                                                       4,756
                                                                                                -------
              Total Information Technology                                                       41,804
                                                                                                -------
              MATERIALS (4.2%)
              ----------------
              DIVERSIFIED CHEMICALS (0.5%)
    47,100    Bayer AG                                                                            2,333
                                                                                                -------
              INDUSTRIAL GASES (3.3%)
    46,566    Air Liquide S.A.                                                                    9,826
    77,720    Praxair, Inc.                                                                       4,462
                                                                                                -------
                                                                                                 14,288
                                                                                                -------
              SPECIALTY CHEMICALS (0.4%)
    23,800    Nitto Denko Corp.                                                                   1,709
                                                                                                -------
              Total Materials                                                                    18,330
                                                                                                -------
              TELECOMMUNICATION SERVICES (1.0%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
 1,624,640    Singapore Telecommunications Ltd.                                                   2,571
                                                                                                -------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
 1,118,000    Hutchison Telecommunications International Ltd.*                                    1,978
                                                                                                -------
              Total Telecommunication Services                                                    4,549
                                                                                                -------

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USAA WORLD GROWTH FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              UTILITIES (3.0%)
              ----------------
              ELECTRIC UTILITIES (1.2%)
   137,947    Iberdrola S.A.                                                                   $  5,122
                                                                                               --------

              GAS UTILITIES (0.5%)
   415,000    Tokyo Gas Co. Ltd.                                                                  2,209
                                                                                               --------
              MULTI-UTILITIES (1.3%)
    43,920    E. On AG                                                                            5,580
                                                                                               --------
              Total Utilities                                                                    12,911
                                                                                               --------
              Total Common Stocks (cost: $331,975)                                              419,688
                                                                                               --------
              PREFERRED SECURITIES (0.5%)

              CONSUMER STAPLES (0.5%)
              -----------------------
              HOUSEHOLD PRODUCTS (0.5%)
    17,000    Henkel KGaA (cost: $2,188)                                                          2,171
                                                                                               --------
              Total Equity Securities (cost: $334,163)                                          421,859
                                                                                               --------
 PRINCIPAL
    AMOUNT
     (000)
----------
              MONEY MARKET INSTRUMENTS (3.1%)

              COMMERCIAL PAPER (3.1%)
   $13,581    AIG Funding, Inc., 5.26%, 9/01/2006                                                13,581
                                                                                               --------
              Total Money Market Instruments (cost: $13,581)                                     13,581
                                                                                               --------
    NUMBER
 OF SHARES
----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (1.7%)(b)

              MONEY MARKET FUNDS (0.1%)
   595,095    AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.24%(c)                       595
                                                                                               --------
              Total Money Market Funds                                                              595
                                                                                               --------
 PRINCIPAL
    AMOUNT
     (000)
----------
              REPURCHASE AGREEMENTS (1.6%)(d)
    $5,500    Credit Suisse First Boston, LLC, 5.27%, acquired on 8/31/2006 and due 9/01/2006 at $5,500 (collateralized by $5,710 of Freddie Mac
                 Discount Notes(f), 5.33%(e), due 12/29/2006; market value $5,612)                5,500
       500    Deutsche Bank Securities, Inc., 5.27%, acquired on 8/31/2006 and due 9/01/2006 at $500 (collateralized by $519 of Federal Home Loan Bank Discount Notes(f),
                 5.33%(e), due 12/29/2006; market value $510)                                       500
     1,000    Lehman Brothers, Inc., 5.27%, acquired on 8/31/2006 and due 9/01/2006 at $1,000
                 (collateralized by $975 of Freddie Mac Notes(f), 5.88%, due 3/21/2011;
                 market value $1,024)                                                             1,000
                                                                                               --------
              Total Repurchase Agreements                                                         7,000
                                                                                               --------
              Total Short-term Investments Purchased With Cash Collateral From
                  Securities Loaned (cost: $7,595)                                                7,595
                                                                                               --------

              TOTAL INVESTMENTS (COST: $355,339)                                               $443,035
                                                                                               ========

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USAA WORLD GROWTH FUND
AUGUST 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

        USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

        A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

           1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

           2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

           3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

           4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

           5. Repurchase agreements are valued at cost, which approximates market value.

           6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized

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           (continued)

USAA WORLD GROWTH FUND
AUGUST 31, 2006 (UNAUDITED)

              from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

        B. As of August 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2006, were $97,417,000 and $9,721,000, respectively, resulting in net unrealized appreciation of $87,696,000.

        C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $436,721,000 at August 31, 2006, and, in total, may not equal 100%. Investments in foreign securities were 60.0% of net assets at August 31, 2006.

        D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) The security or a portion thereof was out on loan as of August 31, 2006. The aggregate fair market value of the loaned portion of these securities as of August 31, 2006, was approximately $7,206,000.

        (b) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

        (c) Rate represents the money market fund annualized seven-day yield at August 31, 2006.

        (d) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity

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           (continued)

USAA WORLD GROWTH FUND
AUGUST 31, 2006 (UNAUDITED)

            of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

        (e) Zero-coupon security. Rate represents the effective yield at the date of purchase.

        (f) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        * Non-income-producing security for the 12 months preceding August 31, 2006.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time ASSISTANCE HOURS
                                Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

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48051-1006                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 24, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 23, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.